NET LOSS PER SHARE - Antidilutive securities excluded from computation of earnings per share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share	1,543,009	484,395	3,150,881
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share	617,707	2,939,322	14,584,833
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share			648,359